Portfolio of Investments
Lifecycle Index Retirement Income Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.5%
29,688,166
TIAA-CREF Bond Index Fund $ 281,443,814
TOTAL FIXED INCOME 281,443,814
INFLATION-PROTECTED ASSETS—9.9%
6,747,786
TIAA-CREF Inflation-Linked Bond Fund 70,581,840
TOTAL INFLATION-PROTECTED ASSETS 70,581,840
INTERNATIONAL EQUITY—14.1%
2,910,327
TIAA-CREF Emerging Markets Equity Index Fund 30,209,195
3,151,013
TIAA-CREF International Equity Index Fund 70,614,196
TOTAL INTERNATIONAL EQUITY 100,823,391
SHORT-TERM FIXED INCOME—9.9%
7,387,762
TIAA-CREF Short-Term Bond Index Fund 70,553,129
TOTAL SHORT-TERM FIXED INCOME 70,553,129
U.S. EQUITY—26.6%
5,274,170
TIAA-CREF Equity Index Fund 189,342,717
TOTAL U.S. EQUITY 189,342,717
TOTAL AFFILIATED INVESTMENT COMPANIES 712,744,891
(Cost $626,493,355)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$1,220,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 1,220,000
TOTAL REPURCHASE AGREEMENT 1,220,000
TOTAL SHORT-TERM INVESTMENTS 1,220,000
(Cost $1,220,000)
TOTAL INVESTMENTS—100.2% 713,964,891
(Cost $627,713,355)
OTHER ASSETS & LIABILITIES, NET—(0.2)% (1,092,961)
NET ASSETS—100.0% $ 712,871,930
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $1,220,180 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $1,244,469.

Lifecycle Index 2010 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.5%
26,934,661
TIAA-CREF Bond Index Fund $ 255,340,586
TOTAL FIXED INCOME 255,340,586
INFLATION-PROTECTED ASSETS—9.9%
6,124,581
TIAA-CREF Inflation-Linked Bond Fund 64,063,122
TOTAL INFLATION-PROTECTED ASSETS 64,063,122
INTERNATIONAL EQUITY—12.9%
2,404,497
TIAA-CREF Emerging Markets Equity Index Fund 24,958,678
2,604,034
TIAA-CREF International Equity Index Fund 58,356,401
TOTAL INTERNATIONAL EQUITY 83,315,079
SHORT-TERM FIXED INCOME—13.5%
9,138,318
TIAA-CREF Short-Term Bond Index Fund 87,270,933
TOTAL SHORT-TERM FIXED INCOME 87,270,933
U.S. EQUITY—24.2%
4,358,425
TIAA-CREF Equity Index Fund 156,467,456
TOTAL U.S. EQUITY 156,467,456
TOTAL AFFILIATED INVESTMENT COMPANIES 646,457,176
(Cost $545,843,293)
TOTAL INVESTMENTS—100.0% 646,457,176
(Cost $545,843,293)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (292,623)
NET ASSETS—100.0% $ 646,164,553
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of Investments
Lifecycle Index 2015 Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.1%
44,505,217
TIAA-CREF Bond Index Fund $ 421,909,462
TOTAL FIXED INCOME 421,909,462
INFLATION-PROTECTED ASSETS—9.4%
9,629,532
TIAA-CREF Inflation-Linked Bond Fund 100,724,909
TOTAL INFLATION-PROTECTED ASSETS 100,724,909
INTERNATIONAL EQUITY—14.6%
4,550,567
TIAA-CREF Emerging Markets Equity Index Fund 47,234,884
4,927,186
TIAA-CREF International Equity Index Fund 110,418,236
TOTAL INTERNATIONAL EQUITY 157,653,120
SHORT-TERM FIXED INCOME—9.3%
10,543,938
TIAA-CREF Short-Term Bond Index Fund 100,694,607
TOTAL SHORT-TERM FIXED INCOME 100,694,607
U.S. EQUITY—27.5%
8,247,132
TIAA-CREF Equity Index Fund 296,072,044
TOTAL U.S. EQUITY 296,072,044
TOTAL AFFILIATED INVESTMENT COMPANIES 1,077,054,142
(Cost $881,182,537)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$220,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 220,000
TOTAL REPURCHASE AGREEMENT 220,000
TOTAL SHORT-TERM INVESTMENTS 220,000
(Cost $220,000)
TOTAL INVESTMENTS—99.9% 1,077,274,142
(Cost $881,402,537)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,089,479
NET ASSETS—100.0% $ 1,078,363,621
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $220,032 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $224,420.

Lifecycle Index 2020 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—38.1%
127,400,888
TIAA-CREF Bond Index Fund $ 1,207,760,422
TOTAL FIXED INCOME 1,207,760,422
INFLATION-PROTECTED ASSETS—7.4%
22,295,541
TIAA-CREF Inflation-Linked Bond Fund 233,211,360
TOTAL INFLATION-PROTECTED ASSETS 233,211,360
INTERNATIONAL EQUITY—16.4%
14,976,044
TIAA-CREF Emerging Markets Equity Index Fund 155,451,334
16,215,858
TIAA-CREF International Equity Index Fund 363,397,387
TOTAL INTERNATIONAL EQUITY 518,848,721
SHORT-TERM FIXED INCOME—7.3%
24,412,320
TIAA-CREF Short-Term Bond Index Fund 233,137,654
TOTAL SHORT-TERM FIXED INCOME 233,137,654
U.S. EQUITY—30.7%
27,129,633
TIAA-CREF Equity Index Fund 973,953,842
TOTAL U.S. EQUITY 973,953,842
TOTAL AFFILIATED INVESTMENT COMPANIES 3,166,911,999
(Cost $2,603,665,571)
TOTAL INVESTMENTS—99.9% 3,166,911,999
(Cost $2,603,665,571)
OTHER ASSETS & LIABILITIES, NET—0.1% 2,558,680
NET ASSETS—100.0% $ 3,169,470,679
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of Investments
Lifecycle Index 2025 Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—36.2%
229,577,112
TIAA-CREF Bond Index Fund $ 2,176,391,021
TOTAL FIXED INCOME 2,176,391,021
INFLATION-PROTECTED ASSETS—5.4%
30,841,905
TIAA-CREF Inflation-Linked Bond Fund 322,606,325
TOTAL INFLATION-PROTECTED ASSETS 322,606,325
INTERNATIONAL EQUITY—18.4%
31,864,644
TIAA-CREF Emerging Markets Equity Index Fund 330,755,000
34,508,737
TIAA-CREF International Equity Index Fund 773,340,801
TOTAL INTERNATIONAL EQUITY 1,104,095,801
SHORT-TERM FIXED INCOME—5.4%
33,769,109
TIAA-CREF Short-Term Bond Index Fund 322,494,990
TOTAL SHORT-TERM FIXED INCOME 322,494,990
U.S. EQUITY—34.5%
57,753,757
TIAA-CREF Equity Index Fund 2,073,359,858
TOTAL U.S. EQUITY 2,073,359,858
TOTAL AFFILIATED INVESTMENT COMPANIES 5,998,947,995
(Cost $4,939,649,208)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$6,180,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 6,180,000
TOTAL REPURCHASE AGREEMENT 6,180,000
TOTAL SHORT-TERM INVESTMENTS 6,180,000
(Cost $6,180,000)
TOTAL INVESTMENTS—100.0% 6,005,127,995
(Cost $4,945,829,208)
OTHER ASSETS & LIABILITIES, NET—0.0% 2,013,966
NET ASSETS—100.0% $ 6,007,141,961
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $6,180,912 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $6,303,694.

Lifecycle Index 2030 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—32.2%
269,449,182
TIAA-CREF Bond Index Fund $ 2,554,378,243
TOTAL FIXED INCOME 2,554,378,243
INFLATION-PROTECTED ASSETS—3.4%
25,698,741
TIAA-CREF Inflation-Linked Bond Fund 268,808,828
TOTAL INFLATION-PROTECTED ASSETS 268,808,828
INTERNATIONAL EQUITY—21.1%
48,373,071
TIAA-CREF Emerging Markets Equity Index Fund 502,112,477
52,386,908
TIAA-CREF International Equity Index Fund 1,173,990,610
TOTAL INTERNATIONAL EQUITY 1,676,103,087
SHORT-TERM FIXED INCOME—3.4%
28,145,651
TIAA-CREF Short-Term Bond Index Fund 268,790,965
TOTAL SHORT-TERM FIXED INCOME 268,790,965
U.S. EQUITY—39.7%
87,677,586
TIAA-CREF Equity Index Fund 3,147,625,328
TOTAL U.S. EQUITY 3,147,625,328
TOTAL AFFILIATED INVESTMENT COMPANIES 7,915,706,451
(Cost $6,386,311,616)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$7,750,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 7,750,000
TOTAL REPURCHASE AGREEMENT 7,750,000
TOTAL SHORT-TERM INVESTMENTS 7,750,000
(Cost $7,750,000)
TOTAL INVESTMENTS—99.9% 7,923,456,451
(Cost $6,394,061,616)
OTHER ASSETS & LIABILITIES, NET—0.1% 7,039,398
NET ASSETS—100.0% $ 7,930,495,849
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $7,751,143 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $7,905,029.

Portfolio of Investments
Lifecycle Index 2035 Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—27.2%
237,254,991
TIAA-CREF Bond Index Fund $ 2,249,177,318
TOTAL FIXED INCOME 2,249,177,318
INFLATION-PROTECTED ASSETS—1.4%
11,261,876
TIAA-CREF Inflation-Linked Bond Fund 117,799,226
TOTAL INFLATION-PROTECTED ASSETS 117,799,226
INTERNATIONAL EQUITY—24.3%
57,999,565
TIAA-CREF Emerging Markets Equity Index Fund 602,035,486
62,771,231
TIAA-CREF International Equity Index Fund 1,406,703,282
TOTAL INTERNATIONAL EQUITY 2,008,738,768
SHORT-TERM FIXED INCOME—1.4%
12,331,057
TIAA-CREF Short-Term Bond Index Fund 117,761,592
TOTAL SHORT-TERM FIXED INCOME 117,761,592
U.S. EQUITY—45.6%
105,068,238
TIAA-CREF Equity Index Fund 3,771,949,730
TOTAL U.S. EQUITY 3,771,949,730
TOTAL AFFILIATED INVESTMENT COMPANIES 8,265,426,634
(Cost $6,450,414,855)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$12,220,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 12,220,000
TOTAL REPURCHASE AGREEMENT 12,220,000
TOTAL SHORT-TERM INVESTMENTS 12,220,000
(Cost $12,220,000)
TOTAL INVESTMENTS—100.0% 8,277,646,634
(Cost $6,462,634,855)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (2,623,999)
NET ASSETS—100.0% $ 8,275,022,635
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $12,221,802 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $12,464,484.

Lifecycle Index 2040 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—19.3%
176,157,559
TIAA-CREF Bond Index Fund $ 1,669,973,657
TOTAL FIXED INCOME 1,669,973,657
INTERNATIONAL EQUITY—28.0%
69,982,875
TIAA-CREF Emerging Markets Equity Index Fund 726,422,242
75,779,335
TIAA-CREF International Equity Index Fund 1,698,214,894
TOTAL INTERNATIONAL EQUITY 2,424,637,136
U.S. EQUITY—52.6%
126,818,636
TIAA-CREF Equity Index Fund 4,552,789,037
TOTAL U.S. EQUITY 4,552,789,037
TOTAL AFFILIATED INVESTMENT COMPANIES 8,647,399,830
(Cost $6,408,477,934)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$10,640,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 10,640,000
TOTAL REPURCHASE AGREEMENT 10,640,000
TOTAL SHORT-TERM INVESTMENTS 10,640,000
(Cost $10,640,000)
TOTAL INVESTMENTS—100.0% 8,658,039,830
(Cost $6,419,117,934)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,751,936
NET ASSETS—100.0% $ 8,659,791,766
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $10,641,569 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $10,852,875.

Portfolio of Investments
Lifecycle Index 2045 Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—12.5%
94,426,873
TIAA-CREF Bond Index Fund $ 895,166,753
TOTAL FIXED INCOME 895,166,753
INTERNATIONAL EQUITY—30.3%
62,590,884
TIAA-CREF Emerging Markets Equity Index Fund 649,693,381
67,699,175
TIAA-CREF International Equity Index Fund 1,517,138,511
TOTAL INTERNATIONAL EQUITY 2,166,831,892
U.S. EQUITY—57.0%
113,312,224
TIAA-CREF Equity Index Fund 4,067,908,826
TOTAL U.S. EQUITY 4,067,908,826
TOTAL AFFILIATED INVESTMENT COMPANIES 7,129,907,471
(Cost $5,351,486,638)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$8,610,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 8,610,000
TOTAL REPURCHASE AGREEMENT 8,610,000
TOTAL SHORT-TERM INVESTMENTS 8,610,000
(Cost $8,610,000)
TOTAL INVESTMENTS—99.9% 7,138,517,471
(Cost $5,360,096,638)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,787,491
NET ASSETS—100.0% $ 7,142,304,962
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $8,611,270 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $8,782,280.

Lifecycle Index 2050 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—9.4%
59,721,947
TIAA-CREF Bond Index Fund $ 566,164,054
TOTAL FIXED INCOME 566,164,054
INTERNATIONAL EQUITY—31.4%
54,773,320
TIAA-CREF Emerging Markets Equity Index Fund 568,547,063
59,239,743
TIAA-CREF International Equity Index Fund 1,327,562,648
TOTAL INTERNATIONAL EQUITY 1,896,109,711
U.S. EQUITY—59.0%
99,144,938
TIAA-CREF Equity Index Fund 3,559,303,268
TOTAL U.S. EQUITY 3,559,303,268
TOTAL AFFILIATED INVESTMENT COMPANIES 6,021,577,033
(Cost $4,543,225,022)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$9,520,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 9,520,000
TOTAL REPURCHASE AGREEMENT 9,520,000
TOTAL SHORT-TERM INVESTMENTS 9,520,000
(Cost $9,520,000)
TOTAL INVESTMENTS—100.0% 6,031,097,033
(Cost $4,552,745,022)
OTHER ASSETS & LIABILITIES, NET—0.0% 2,401,603
NET ASSETS—100.0% $ 6,033,498,636
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $9,521,404 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $9,710,455.

Portfolio of Investments
Lifecycle Index 2055 Fund August 31, 2023

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—8.2%
30,633,345
TIAA-CREF Bond Index Fund $ 290,404,110
TOTAL FIXED INCOME 290,404,110
INTERNATIONAL EQUITY—31.9%
32,719,921
TIAA-CREF Emerging Markets Equity Index Fund 339,632,784
35,406,193
TIAA-CREF International Equity Index Fund 793,452,777
TOTAL INTERNATIONAL EQUITY 1,133,085,561
U.S. EQUITY—59.8%
59,248,534
TIAA-CREF Equity Index Fund 2,127,022,360
TOTAL U.S. EQUITY 2,127,022,360
TOTAL AFFILIATED INVESTMENT COMPANIES 3,550,512,031
(Cost $2,793,688,064)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,630,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 4,630,000
TOTAL REPURCHASE AGREEMENT 4,630,000
TOTAL SHORT-TERM INVESTMENTS 4,630,000
(Cost $4,630,000)
TOTAL INVESTMENTS—100.0% 3,555,142,031
(Cost $2,798,318,064)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,271,587
NET ASSETS—100.0% $ 3,556,413,618
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $4,630,683 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 4/15/26, valued at $4,722,688.

Lifecycle Index 2060 Fund February 29, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—7.0%
14,210,290
TIAA-CREF Bond Index Fund $ 134,713,552
TOTAL FIXED INCOME 134,713,552
INTERNATIONAL EQUITY—32.3%
18,026,145
TIAA-CREF Emerging Markets Equity Index Fund 187,111,382
19,504,547
TIAA-CREF International Equity Index Fund 437,096,897
TOTAL INTERNATIONAL EQUITY 624,208,279
U.S. EQUITY—60.5%
32,626,140
TIAA-CREF Equity Index Fund 1,171,278,412
TOTAL U.S. EQUITY 1,171,278,412
TOTAL AFFILIATED INVESTMENT COMPANIES 1,930,200,243
(Cost $1,593,214,810)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$3,780,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 3,780,000
TOTAL REPURCHASE AGREEMENT 3,780,000
TOTAL SHORT-TERM INVESTMENTS 3,780,000
(Cost $3,780,000)
TOTAL INVESTMENTS—100.0% 1,933,980,243
(Cost $1,596,994,810)
OTHER ASSETS & LIABILITIES, NET—0.0% 657,721
NET ASSETS—100.0% $ 1,934,637,964
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $3,780,558 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $3,855,621.

Portfolio of Investments
Lifecycle Index 2065 Fund February 29, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—5.7%
1,756,714
TIAA-CREF Bond Index Fund $ 16,653,647
TOTAL FIXED INCOME 16,653,647
INTERNATIONAL EQUITY—32.7%
2,733,563
TIAA-CREF Emerging Markets Equity Index Fund 28,374,385
2,958,239
TIAA-CREF International Equity Index Fund 66,294,145
TOTAL INTERNATIONAL EQUITY 94,668,530
U.S. EQUITY—61.3%
4,947,102
TIAA-CREF Equity Index Fund 177,600,960
TOTAL U.S. EQUITY 177,600,960
TOTAL AFFILIATED INVESTMENT COMPANIES 288,923,137
(Cost $256,948,120)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$610,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 03/01/24 610,000
TOTAL REPURCHASE AGREEMENT 610,000
TOTAL SHORT-TERM INVESTMENTS 610,000
(Cost $610,000)
TOTAL INVESTMENTS—99.9% 289,533,137
(Cost $257,558,120)
OTHER ASSETS & LIABILITIES, NET—0.1% 223,707
NET ASSETS—100.0% $ 289,756,844
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 2/29/24 to be repurchased at $610,090 on 3/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $622,281.

Notes to Portfolios of Investments
(Unaudited)
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Registered investment companies $712,744,891 $— $— $712,744,891
Short-term investments — 1,220,000 — 1,220,000
Total $712,744,891 $1,220,000 $— $713,964,891
1 1 1 1 1
Lifecycle Index 2010
Registered investment companies $646,457,176 $— $— $646,457,176
Total $646,457,176 $— $— $646,457,176
1 1 1 1 1
Lifecycle Index 2015
Registered investment companies $1,077,054,142 $— $— $1,077,054,142
Short-term investments — 220,000 — 220,000
Total $1,077,054,142 $220,000 $— $1,077,274,142
1 1 1 1 1
Lifecycle Index 2020
Registered investment companies $3,166,911,999 $— $— $3,166,911,999
Total $3,166,911,999 $— $— $3,166,911,999
1 1 1 1 1
Lifecycle Index 2025
Registered investment companies $5,998,947,995 $— $— $5,998,947,995
Short-term investments — 6,180,000 — 6,180,000
Total $5,998,947,995 $6,180,000 $— $6,005,127,995
1 1 1 1 1
Lifecycle Index 2030
Registered investment companies $7,915,706,451 $— $— $7,915,706,451
Short-term investments — 7,750,000 — 7,750,000
Total $7,915,706,451 $7,750,000 $— $7,923,456,451
1 1 1 1 1
Lifecycle Index 2035
Registered investment companies $8,265,426,634 $— $— $8,265,426,634
Short-term investments — 12,220,000 — 12,220,000
Total $8,265,426,634 $12,220,000 $— $8,277,646,634
1 1 1 1 1
Lifecycle Index 2040
Registered investment companies $8,647,399,830 $— $— $8,647,399,830
Short-term investments — 10,640,000 — 10,640,000
Total $8,647,399,830 $10,640,000 $— $8,658,039,830
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2045
Registered investment companies $7,129,907,471 $— $— $7,129,907,471
Short-term investments — 8,610,000 — 8,610,000
Total $7,129,907,471 $8,610,000 $— $7,138,517,471
1 1 1 1 1
Lifecycle Index 2050
Registered investment companies $6,021,577,033 $— $— $6,021,577,033
Short-term investments — 9,520,000 — 9,520,000
Total $6,021,577,033 $9,520,000 $— $6,031,097,033
1 1 1 1 1
Lifecycle Index 2055
Registered investment companies $3,550,512,031 $— $— $3,550,512,031
Short-term investments — 4,630,000 — 4,630,000
Total $3,550,512,031 $4,630,000 $— $3,555,142,031
1 1 1 1 1
Lifecycle Index 2060
Registered investment companies $1,930,200,243 $— $— $1,930,200,243
Short-term investments — 3,780,000 — 3,780,000
Total $1,930,200,243 $3,780,000 $— $1,933,980,243
1 1 1 1 1
Lifecycle Index 2065
Registered investment companies $288,923,137 $— $— $288,923,137
Short-term investments — 610,000 — 610,000
Total $288,923,137 $610,000 $— $289,533,137
1 1 1 1 1
A12147-D (10/23)